Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 10.9	$ 6.4
Gross unrecognized tax benefits	38.1	29.9
Unrecognized tax benefits, accrued interest	3.2
Tax position, change is reasonably possible in the next twelve month	27.4
State
Income Tax Disclosure [Line Items]
Prepaid income taxes	0.9
Federal
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 10.0